Property, Plant and Equipment - Annual Depreciation Provisions as Percentage of Average Service Life (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.81%	2.79%	2.80%
Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.13%	2.14%	2.04%
Common—electric and gas
Property, Plant and Equipment [Line Items]
Annual depreciation rate	7.31%	7.01%	7.37%
Commonwealth Edison Co [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.94%	2.95%	2.99%
PECO Energy Co [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.28%	2.31%	2.36%
PECO Energy Co [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	1.84%	1.85%	1.89%
PECO Energy Co [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.34%	6.39%	6.06%
Baltimore Gas and Electric Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.80%	2.69%	2.60%
Baltimore Gas and Electric Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.54%	2.56%	2.30%
Baltimore Gas and Electric Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Annual depreciation rate	7.88%	7.45%	8.30%
Pepco Holdings LLC [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.87%	2.81%	2.77%
Pepco Holdings LLC [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	1.47%	1.50%	1.55%
Pepco Holdings LLC [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Annual depreciation rate	8.33%	7.36%	8.25%
Potomac Electric Power Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.56%	2.53%	2.47%
Delmarva Power & Light Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	2.86%	2.85%	2.86%
Delmarva Power & Light Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Annual depreciation rate	1.47%	1.50%	1.55%
Delmarva Power & Light Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Annual depreciation rate	8.69%	6.72%	6.24%
Atlantic City Electric Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Annual depreciation rate	3.21%	3.08%	2.94%